Investment securities - Mortgage-backed, Asset-backed Securities (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Mortgage-backed and asset-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 1,014.7	$ 1,023.9
Mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	527.9	529.4
Agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	453.1	411.3
Federal national mortgage association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	235.9	185.0
Federal home loan mortgage corporation
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	165.0	166.9
Government national mortgage association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	52.2	59.4
Non-agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	74.8	118.1
Commercial
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	60.9	85.5
Residential
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	13.9	32.6
Asset-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	486.8	494.5
Collateralized loan obligations
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	417.0	373.0
Vehicle receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	32.9	63.8
Credit card receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	5.7	10.7
Other
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 31.2	$ 47.0